Related Party Transactions	3 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Directors and officers of the Company	94	21
Related company	10	7
Total	104	28

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advance represent as well as investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Due from related party	76	55
Advance	-	50
Investment	132	48
Total	208	153

(a)	Related party transactions

2020

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

As of March 31, 2021, Sentient beneficially owns 36,980,982 common shares, constituting approximately 33.66% of the currently issued and outstanding common shares of the Company.

As of March 31, 2021, CATL beneficially owns 22,944,444 common shares, constituting approximately 20.89% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the three months period ended March 31, 2021, the Company recorded $11,230 (March 31, 2020 - $35,701) in fees charged by a legal firm in which the Company’s former chairman is a consultant.

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	March 31, 2020
Geological consulting fees – expensed	-	5
Management fees – expensed	183	116
Salaries - expensed	-	33
Share-based payments	621	671
Total	804	825